Annual Total Returns [BarChart] - First Trust Switzerland AlphaDEX Fund - First Trust Switzerland AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2013	28.89%
2014	(5.06%)
2015	6.06%
2016	4.21%
2017	31.26%
2018	(15.11%)
2019	25.91%
2020	14.50%